Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Significant Accounting Policies [Abstract]
Number of operating segments | segment	1
Number reporting segments | segment	1
Number of cash generating units	1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additional revenue recognized resulting from adoption of new accounting standard | $	$ 403,214	$ 242,128	$ 146,659
IFRS 15 Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additional revenue recognized resulting from adoption of new accounting standard | $	$ 7,480	$ 7,695
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of subscription-based arrangements	1 month
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of subscription-based arrangements	12 months